INCOME TAXES	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 6. INCOME TAXES

The deferred tax asset consists of the following:

	August 31, 2016	May 31, 2016
Net operating loss carryforward	$736,000	$326,000
Valuation allowance	(736,000)	(326,000)
Deferred tax asset, net	$—	$—

The income tax benefit differs from the amount computed by applying the statutory federal and state income tax rates to the loss before income taxes. The sources and tax effects of the differences are as follows:

Effective Income Tax Rate Reconciliation
	August 31, 2016	May 31, 2016
Federal Rate	34%	34%
State Rate	6%	6%
Valuation Allowance	(40%)	(40%)
Effective income tax rate	0%	0%

As of August 31, 2016, the Company has net operating loss carryforwards of approximately $1,840,000 to reduce future federal and state taxable income through 2036.

The Company currently has no federal or state tax examinations in progress, nor has it had any federal or state examinations since its inception. All of the Company's tax years are subject to federal and state tax examinations.

Note 6. INCOME TAXES

The deferred tax asset consists of the following:

	May 31, 2016	May 31, 2015
Net operating loss carryforward	$326,000	$165,000
Valuation allowance	(326,000)	(165,000)
Deferred tax asset, net	$—	$—

The income tax benefit differs from the amount computed by applying the statutory federal and state income tax rates to the loss before income taxes. The sources and tax effects of the differences are as follows:

Effective Income Tax Rate Reconciliation
	2016	2015
Federal Rate	34%	34%
State Rate	6%	6%
Valuation Allowance	(40%)	(40%)
Effective income tax rate	(0%)	(0%)

As of May 31, 2016 the Company has net operating loss carryforwards of approximately $815,000 to reduce future federal and state taxable income through 2036. The valuation allowance increased by approximately $161,000 and $35,000 for the years ended May 31, 2016 and 2015, respectively.

The Company currently has no federal,state or New York City tax examinations in progress nor has it had any federal,state or New York City examinations since its inception. All of the Company’s tax years are subject to federal,state and New York City tax examination.